SHAREHOLDER LETTER



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Strategic Mortgage Portfolio seeks to obtain a high level of total return relative to the performance of the general mortgage securities market by investing primarily in a portfolio of mortgage securities created from pools of mortgages which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Strategic Mortgage Portfolio covers the period ended September 30, 1999.

ECONOMIC OVERVIEW

The U.S. economy grew at a rapid pace during the year under review, stimulated by the Federal Reserve Board (the Fed) interest rate cuts of fall 1998. Turmoil engulfed financial markets around the world in early October 1998, causing many investors to seek out the safety and liquidity of U.S. Treasury securities. This caused the yield spreads, or the difference in yields between mortgage-backed securities and Treasuries, to reach historically wide levels. The combination of fragile international financial markets and reduced availability of capital in the U.S. prompted the Fed to cut the federal funds target rate twice during the reporting period, lowering it to 4.75% on November 17, 1998.


CONTENTS


Shareholder Letter ......................................................      1

Performance Summary .....................................................      5

Financial Highlights &
Statement of Investments ................................................      7

Financial Statements ....................................................     11

Notes to
Financial Statements ....................................................     14

Independent
Auditors' Report ........................................................     17


[PYRAMID GRAPHIC]

1. U.S. government securities owned by the fund or held under repurchase agreement, but not shares of the fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Yields and share price are not guaranteed and will fluctuate with market conditions.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.

Near the end of 1998, it became apparent that the economy was growing more rapidly than generally anticipated, and yields on U.S. Treasury securities began to rise in response. At the same time, many investors began to take advantage of the wide yield spreads on mortgage-backed securities, resulting in narrowing yield spreads during the first quarter of 1999. Throughout the first half of 1999, the market came to expect that tight labor markets and strong consumer demand would lead the Fed to increase interest rates to dampen inflationary pressures. The market was correct in this case, as the Fed raised the federal funds target rate to 5.00% on June 30, 1999, and to 5.25% on August 24, 1999. This sent Treasury yields temporarily higher, with the 30-year bond reaching a period high of 6.28% on August 12, 1999.


PORTFOLIO BREAKDOWN
Based on Total Net Assets
                                                9/30/99  9/30/98
----------------------------------------------------------------

30-Year Mortgage Pass-Throughs                  78.45%   46.34%

15-Year Mortgage Pass-Throughs                  15.78%    7.58%

Adjustable Rate Mortgage                         3.79%    0.99%

Cash & Equivalents                               1.26%   26.31%

Balloon Mortgage Pass-Throughs                   0.72%    2.21%

U.S. Treasury Notes/Agency Debentures            0.00%   16.57%


PORTFOLIO NOTES

The rise in interest rates during this period was positive for some mortgage-backed securities. The prevailing mortgage rates rose with Treasury yields, reducing the incentive for homeowners to refinance their mortgages. According to the Federal Home Loan Mortgage Corporation, the conforming 30-year fixed mortgage rate rose from 6.60% on October 2, 1998, to 7.76% on September 24, 1999. At these higher rates, prepayments slowed and prepayment risk diminished. Therefore, higher-coupon pass-throughs performed well, as they are subject to more prepayment risk in a declining interest-rate environment.

Yield spreads of mortgage-backed securities again became very attractive during the summer of 1999. While interest rates rose during the summer, a large amount of corporate bonds and asset-backed bonds came to market. This increased bond supply offered yield advantages over Treasuries, negatively impacting these bond's prices. Since yields rise when prices fall, the yield spread between Treasuries and mortgage-backed securities widened substantially.

The fund took advantage of these attractive yield spreads to add to its positions of 15-year and 30-year mortgage pass-throughs. In doing so, the fund significantly reduced its exposure to Treasury and U.S. government agency bonds, in favor of the higher yields offered by mortgage-backed securities. We increased allocation to adjustable-rate mortgage-backed securities as well.

DIVIDEND DISTRIBUTIONS*
10/1/98 - 9/30/99

                  DIVIDEND
MONTH             PER SHARE
-----------------------------

October          5.1792 cents

November         5.2414 cents

December         5.4427 cents

January          4.9055 cents

February         5.0122 cents

March            5.7104 cents

April            5.3432 cents

May              4.4105 cents

June             5.3847 cents

July             5.2970 cents

August           5.3234 cents

September        5.4532 cents

-----------------------------
TOTAL           62.7034 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.


Over the near term, we believe that yield spreads of mortgage-backed securities should return to more historical levels once the supply of competing products has been absorbed and the market turns its attention away from year-end liquidity concerns.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,


/s/ Roger Bayston


Roger Bayston
Portfolio Manager
Franklin Strategic Mortgage Portfolio


PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         9/30/99   9/30/98
---------------------------------------------------------------

Net Asset Value                -$0.40          $9.74    $10.14

                               DISTRIBUTIONS (10/1/98 - 9/30/99)
                               ---------------------------------

Dividend Income                $0.627034


PERFORMANCE

                                                                     INCEPTION
CLASS A                                        1-YEAR     5-YEAR      (2/1/93)
--------------------------------------------------------------------------------

Cumulative Total Return(1)                     +2.30%     +46.24%      +52.71%

Average Annual Total Return(2)                 -2.04%      +6.96%      +5.87%

Distribution Rate(3)              6.52%

30-Day Standardized Yield(4)      6.51%



CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a higher initial sales charge; thus actual total returns would be lower. The fund's manager agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases yield, total return and distribution rate to shareholders. Without this waiver, the fund's total return and distribution rate would have been lower, and yield for the period would have been 5.98%. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the current 5.4532 cent per share monthly dividend and the maximum offering price of $10.17 on September 30, 1999.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, fund expenses, account fees and reinvested distributions. The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The following line graph compares the performance of the Franklin Strategic Mortgage Portfolio Class A shares to that of the Salomon Brothers
Mortgage-Backed Securities Index based on a $10,000 investment from 2/1/93 - 9/30/99.

                                                              Salomon Brothers Mortgage-
                    Franklin Strategic Mortgage Portfolio       Backed Securities Index
                    --------------------------------------    --------------------------
02/01/1993                $ 9,579                                      $10,000
02/28/1993                $ 9,718                0.92%                 $10,092
03/31/1993                $ 9,780                0.60%                 $10,153
04/30/1993                $ 9,839                0.68%                 $10,222
05/31/1993                $ 9,859                0.45%                 $10,268
06/30/1993                $10,008                0.96%                 $10,366
07/31/1993                $10,014                0.42%                 $10,410
08/31/1993                $10,130                0.42%                 $10,453
09/30/1993                $10,166                0.08%                 $10,462
10/31/1993                $10,215                0.34%                 $10,497
11/30/1993                $10,133               -0.18%                 $10,478
12/31/1993                $10,230                0.74%                 $10,556
01/31/1994                $10,349                1.01%                 $10,663
02/28/1994                $10,187               -0.63%                 $10,595
03/31/1994                $ 9,984               -2.46%                 $10,335
04/30/1994                $ 9,932               -0.63%                 $10,270
05/31/1994                $ 9,959                0.35%                 $10,306
06/30/1994                $ 9,925               -0.26%                 $10,279
07/31/1994                $10,109                1.95%                 $10,479
08/31/1994                $10,139                0.22%                 $10,502
09/30/1994                $10,002               -1.35%                 $10,361
10/31/1994                $ 9,978               -0.02%                 $10,358
11/30/1994                $ 9,952               -0.36%                 $10,321
12/31/1994                $10,043                0.83%                 $10,407
01/31/1995                $10,248                2.25%                 $10,641
02/28/1995                $10,511                2.55%                 $10,912
03/31/1995                $10,546                0.40%                 $10,956
04/30/1995                $10,685                1.33%                 $11,102
05/31/1995                $11,033                3.24%                 $11,461
06/30/1995                $11,101                0.53%                 $11,522
07/31/1995                $11,116                0.20%                 $11,545
08/31/1995                $11,228                0.92%                 $11,651
09/30/1995                $11,329                0.90%                 $11,756
10/31/1995                $11,446               -0.85%                 $11,656
11/30/1995                $11,571                2.98%                 $12,004
12/31/1995                $11,706                1.24%                 $12,153
01/31/1996                $11,803                0.77%                 $12,246
02/29/1996                $11,709               -0.79%                 $12,149
03/31/1996                $11,658               -0.34%                 $12,108
04/30/1996                $11,628               -0.46%                 $12,052
05/31/1996                $11,591               -0.13%                 $12,037
06/30/1996                $11,727                1.28%                 $12,191
07/31/1996                $11,782                0.40%                 $12,240
08/31/1996                $11,778                0.02%                 $12,242
09/30/1996                $11,974                1.68%                 $12,448
10/31/1996                $12,206                1.94%                 $12,689
11/30/1996                $12,377                1.38%                 $12,864
12/31/1996                $12,329               -0.44%                 $12,808
01/31/1997                $12,414                0.85%                 $12,917
02/28/1997                $12,437                0.11%                 $12,931
03/31/1997                $12,392               -0.83%                 $12,823
04/30/1997                $12,569                1.52%                 $13,018
05/31/1997                $12,679                0.93%                 $13,139
06/30/1997                $12,807                1.15%                 $13,290
07/31/1997                $13,012                1.85%                 $13,536
08/31/1997                $13,003               -0.18%                 $13,512
09/30/1997                $13,152                1.19%                 $13,673
10/31/1997                $13,280                1.08%                 $13,820
11/30/1997                $13,312                0.34%                 $13,867
12/31/1997                $13,436                0.91%                 $13,994
01/31/1998                $13,563                0.93%                 $14,124
02/28/1998                $13,594                0.30%                 $14,166
03/31/1998                $13,643                0.39%                 $14,221
04/30/1998                $13,712                0.56%                 $14,301
05/31/1998                $13,809                0.70%                 $14,401
06/30/1998                $13,889                0.44%                 $14,464
07/31/1998                $13,951                0.49%                 $14,535
08/31/1998                $14,096                0.91%                 $14,668
09/30/1998                $14,297                1.20%                 $14,844
10/31/1998                $14,300               -0.11%                 $14,827
11/30/1998                $14,388                0.46%                 $14,896
12/31/1998                $14,451                0.50%                 $14,970
01/31/1999                $14,536                0.69%                 $15,073
02/28/1999                $14,464               -0.37%                 $15,018
03/31/1999                $14,547                0.69%                 $15,121
04/30/1999                $14,610                0.49%                 $15,195
05/31/1999                $14,514               -0.67%                 $15,093
06/30/1999                $14,475               -0.23%                 $15,059
07/31/1999                $14,391               -0.68%                 $14,956
08/31/1999                $14,381               -0.06%                 $14,947
09/30/1999                $14,628                1.70%                 $15,201


AVERAGE ANNUAL TOTAL RETURN
9/30/99


CLASS A
--------------------------------

1-Year                    -2.04%

5-Year                    +6.96%

Since Inception (2/1/93)  +5.87%



                   *Source: Standard and Poor's(R) Micropal.

            Past performance is not predictive of future results.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Highlights


                                                                        YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------
                                                         1999         1998         1997       1996       1995
                                                        -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                      $ 10.14      $  9.96      $ 9.74     $ 9.91     $ 9.42
                                                        -------------------------------------------------------
Income from investment operations:
 Net investment income                                     .627         .660        .708       .717       .714
 Net realized and unrealized gains (losses)               (.400)        .179        .220      (.170)      .490
                                                        -------------------------------------------------------
Total from investment operations                           .227         .839        .928       .547      1.204
                                                        -------------------------------------------------------
Less distributions from net investment income             (.627)       (.659)      (.708)     (.717)     (.714)
                                                        -------------------------------------------------------
Net asset value, end of year                            $  9.74      $ 10.14      $ 9.96     $ 9.74     $ 9.91
                                                        =======================================================

Total return*                                              2.30%        8.71%       9.84%      5.69%     13.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                         $32,877      $14,551      $8,934     $6,847     $5,980
Ratios to average net assets:
 Expenses                                                    --%          --%         --%        --%        --%
 Expenses excluding waiver and payments by affiliate        .65%         .74%        .82%      1.11%      1.24%
 Net investment income                                     6.32%        6.56%       7.18%      7.26%      7.42%
Portfolio turnover rate**                                 41.72%       38.15%      13.59%     17.64%     34.20%

*Total return does not reflect sales commissions and is not annualized for periods less than one year.

**The portfolio turnover rate excludes mortgage dollar roll transactions.



                       See notes to financial statements.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999



                                                                           PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES 98.0%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 11.2%
    9.00%, 6/01/01 ................................................      $     20,225     $   20,486
    6.50%, 11/01/01 ...............................................            94,823         95,130
    6.50%, 3/01/09 ................................................            66,457         65,815
    7.00%, 6/01/09 ................................................            41,817         42,023
    8.00%, 1/01/10 ................................................            17,291         17,810
    7.50%, 4/01/10 ................................................            25,934         26,396
    6.50%, 4/01/11 ................................................            38,070         37,571
    7.00%, 7/01/11 ................................................            56,556         56,725
    9.50%, 12/01/22 ...............................................            38,508         41,374
    7.00%, 6/01/24 ................................................            88,009         86,886
    7.50%, 7/01/24 ................................................            75,639         76,308
    8.00%, 7/01/24 ................................................            38,653         39,628
    8.50%, 12/01/24 ...............................................            90,983         94,549
    8.00%, 6/01/25 ................................................             6,156          6,311
    7.00%, 9/01/25 ................................................            54,204         53,435
    7.00%, 10/01/25 ...............................................            18,498         18,236
    7.50%, 10/01/25 ...............................................            17,728         17,860
    7.50%, 1/01/26 ................................................            32,438         32,679
    8.00%, 1/01/26 ................................................            31,618         32,409
    7.00%, 3/01/26 ................................................            87,895         86,619
    7.50%, 5/01/26 ................................................            20,942         21,088
    7.50%, 1/01/27 ................................................            32,602         32,829
    7.00%, 4/01/28 ................................................           395,615        389,809
    7.00%, 5/01/28 ................................................           341,734        336,767
    6.50%, 6/01/29 ................................................           500,049        480,306
    7.00%, 9/01/29 ................................................         1,499,850      1,476,447
                                                                                          ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (COST $3,662,464) ......                        3,685,496
                                                                                          ----------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 57.4%
    6.00%, 3/01/01 ................................................           142,373        141,386
    6.50%, 9/01/08 ................................................            67,245         66,630
    7.00%, 7/01/09 ................................................            49,887         50,052
    7.50%, 7/01/09 ................................................            26,016         26,476
    6.00%, 3/01/11 ................................................           934,251        903,439
    6.50%, 4/01/11 ................................................            33,052         32,600
    7.50%, 6/01/11 ................................................           376,357        382,836
    7.00%, 11/01/11 ...............................................            19,274         19,307
    7.50%, 7/01/12 ................................................           278,562        283,358
    6.00%, 5/01/13 ................................................           947,654        912,172
    5.50%, 5/01/14 ................................................           737,072        694,190
    6.50%, 5/01/14 ................................................           785,282        770,964
    6.678%, 4/01/18 ...............................................           424,673        438,072
    7.04%, 11/01/23 ...............................................            75,898         77,823
    6.00%, 12/01/23 ...............................................            20,018         18,881
    6.50%, 6/01/24 ................................................           330,543        319,736
    7.00%, 6/01/24 ................................................           172,306        170,410
    8.50%, 7/01/24 ................................................            17,286         17,964



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)



                                                                          PRINCIPAL
                                                                            AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
    8.00%, 1/01/25 ................................................      $     50,017      $   51,125
    9.00%, 1/01/25 ................................................            49,146          51,628
    7.50%, 8/01/25 ................................................            88,047          88,535
    7.50%, 11/01/25 ...............................................            17,544          17,642
    8.00%, 12/01/25 ...............................................           121,055         123,727
    7.00%, 1/01/26 ................................................            38,817          38,310
    7.00%, 6/01/26 ................................................            46,859          46,168
    8.00%, 6/01/26 ................................................             4,809           4,914
    8.00%, 7/01/26 ................................................            10,650          10,883
    8.00%, 8/01/26 ................................................            23,371          23,882
    7.50%, 10/01/26 ...............................................            27,580          27,708
    7.00%, 4/01/27 ................................................           167,644         165,119
    6.50%, 12/01/27 ...............................................         1,703,277       1,637,888
    6.00%, 3/01/28 ................................................           942,313         879,682
    6.50%, 3/01/28 ................................................           923,326         886,557
    7.00%, 10/01/28 ...............................................           789,117         776,742
    6.00%, 12/01/28 ...............................................           983,156         917,810
    6.00%, 2/01/29 ................................................           990,808         924,953
    6.00%, 3/01/29 ................................................           494,506         461,639
    6.00%, 4/01/29 ................................................           497,174         463,872
    6.50%, 4/01/29 ................................................         1,488,563       1,428,860
    6.50%, 8/01/29 ................................................           998,938         958,875
    7.50%, 9/01/29 ................................................         1,599,498       1,606,237
 (a)7.50%, 10/01/29 ...............................................         1,000,000       1,003,750
 (a)6.50%, 10/01/29 ...............................................         1,000,000         960,313
                                                                                           ----------
    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $19,158,903).                        18,883,115
                                                                                           ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, 27.2%
    7.00%, 4/15/14 ................................................           739,808         740,844
    9.00%, 12/15/16 ...............................................            68,013          71,855
    10.00%, 10/15/18 ..............................................            32,403          35,403
    9.50%, 10/15/20 ...............................................            50,003          53,737
    8.00%, 2/15/23 ................................................           100,605         103,290
    7.00%, 6/15/23 ................................................           185,284         183,117
    7.50%, 6/15/23 ................................................            42,406          42,745
    6.50%, 1/15/24 ................................................           186,077         179,705
    8.50%, 7/15/24 ................................................            42,258          44,049
    8.00%, 1/15/25 ................................................            14,801          15,165
    7.50%, 9/15/25 ................................................            48,568          48,840
    7.00%, 1/15/26 ................................................            34,922          34,329
    7.50%, 1/15/26 ................................................            42,556          42,783
    7.00%, 3/15/26 ................................................            17,757          17,455
    7.50%, 5/15/26 ................................................            14,318          14,395
    8.00%, 6/15/26 ................................................            34,341          35,174
    8.50%, 8/15/26 ................................................             4,268           4,448
    8.00%, 8/20/26 ................................................            11,808          12,035
    7.50%, 10/15/26 ...............................................            27,473          27,620



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (CONT.)



                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, (CONT.)
   8.00%, 7/15/27 .................................................     $    839,148     $   859,308
   7.50%, 9/15/27 .................................................          585,908         588,721
   8.00%, 11/15/27 ................................................           26,192          26,822
   7.00%, 12/15/27 ................................................        1,003,194         986,068
   8.00%, 1/15/28 .................................................          667,784         683,705
   6.50%, 4/15/28 .................................................          492,812         471,658
   7.50%, 5/15/28 .................................................          558,355         560,784
   6.50%, 2/15/29 .................................................          435,097         416,286
   6.50%, 4/15/29 .................................................          498,267         476,725
   7.00%, 4/15/29 .................................................          677,702         665,857
   6.50%, 5/15/29 .................................................        1,559,263       1,491,853
                                                                                         -----------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $9,146,806)                        8,934,776
                                                                                         -----------
   PRUDENTIAL HOME MORTGAGE SECURITIES (PHMS) 2.2%
   7.186%, 7/25/18 (Cost $721,014) ................................          722,820         721,014
                                                                                         -----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $32,689,187) ............                       32,224,401
                                                                                         -----------
(b)REPURCHASE AGREEMENT 6.9%
   Joint Repurchase Agreement, 5.217%, 10/01/99,
     (Maturity Value $2,260,222) (COST $ 2,259,894) ...............        2,259,894       2,259,894
    Banc of America Securities LLC
    Barclays Capital Inc.
    Bear, Stearns & Co. Inc.
    Chase Securities Inc.
    CIBC World Markets Corp.
    Donaldson, Lufkin & Jenrette Securities Corp.
    Dresdner Kleinwort Benson, North America LLC
    Paine Webber Inc.
    Paribas Corp.
    Warburg Dillon Read LLC
      Collateralized by U.S. Treasury Bills and Notes
                                                                                         -----------
   TOTAL INVESTMENTS (COST $34,949,081) 104.9% ....................                       34,484,295
                                                                                         -----------
   OTHER ASSETS, LESS LIABILITIES (4.9%) ..........................                       (1,607,972)
                                                                                         -----------
   NET ASSETS 100.0% ..............................................                     $ 32,876,323
                                                                                         ===========



(a) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At September 30, 1999, all repurchase agreements had been entered into on that date.


                    See notes to financial statements.



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements

Statement of Assets and Liabilities
September 30, 1999

Assets:
 Investments in securities, at value (cost $34,949,081) ...............    $ 34,484,295
 Receivables:
  Capital shares sold .................................................         372,772
  Interest ............................................................         181,082
                                                                           ------------
      Total assets ....................................................      35,038,149
                                                                           ------------
Liabilities:
 Payables:
  Investment securities purchased .....................................       1,973,181
  Capital shares redeemed .............................................         109,106
  Shareholders ........................................................           1,116
 Distributions to shareholders ........................................          78,423
                                                                           ------------
      Total liabilities ...............................................       2,161,826
                                                                           ------------
       Net assets, at value ...........................................    $ 32,876,323
                                                                           ============
Net assets consist of:
 Net unrealized depreciation ..........................................    $   (464,786)
 Accumulated net realized loss ........................................        (171,349)
 Capital shares .......................................................      33,512,458
                                                                           ------------
       Net assets, at value ...........................................    $ 32,876,323
                                                                           ============
 Net asset value per share ($32,876,323 divided by 3,376,196
shares outstanding)....................................................    $       9.74
                                                                           ============
 Maximum offering price per share ($9.74 divided by 95.75%) ...........    $      10.17
                                                                           ============


                       See notes to financial statements.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

Statement of Operations
for the year ended September 30, 1999

Investment income:

 Interest ..........................................    $ 1,396,274
                                                        -----------
Expenses:
 Management fees (Note 3) ..........................         88,415
 Transfer agent fees (Note 3) ......................         11,340
 Custodian fees ....................................            133
 Reports to shareholders ...........................          1,590
 Registration and filing fees ......................         29,975
 Professional fees .................................         11,950
 Other .............................................            662
                                                        -----------
      Total expenses ...............................        144,065
      Expenses waived/paid by affiliate (Note 3) ...       (144,065)
                                                        -----------
       Net investment income .......................      1,396,274
                                                        -----------
Realized and unrealized losses:
  Net realized loss from investments ...............        (20,112)
  Net unrealized depreciation on investments .......       (889,175)
                                                        -----------
Net realized and unrealized loss ...................       (909,287)
                                                        -----------
Net increase in net assets resulting from operations    $   486,987
                                                        ===========


                     See notes to financial statements.



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended September 30, 1999 and 1998



                                                                                                      1999                1998
                                                                                                  --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................       $  1,396,274        $    777,125
  Net realized gain (loss) from investments ...............................................            (20,112)             16,849
  Net unrealized appreciation (depreciation) on investments ...............................           (889,175)            209,877
                                                                                                  --------------------------------
      Net increase in net assets resulting from operations ................................            486,987           1,003,851
 Distributions to shareholders from net investment income .................................         (1,391,928)           (775,976)
 Capital share transactions: (Note 2) .....................................................         19,230,447           5,388,997
                                                                                                  --------------------------------
      Net increase in net assets ..........................................................         18,325,506           5,616,872
Net assets (there was no undistributed net investment income at beginning and end of year):
 Beginning of year ........................................................................         14,550,817           8,933,945
                                                                                                  --------------------------------
 End of year ..............................................................................       $ 32,876,323        $ 14,550,817
                                                                                                  ================================




                       See notes to financial statements.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Trust consists of one Fund, the Franklin Strategic Mortgage Portfolio (the
Fund), which seeks total return. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At September 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                        YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------
                                                                     1999                     1998
                                                      ----------------------------------------------------------------
                                                              SHARES     AMOUNT        SHARES     AMOUNT
                                                      ----------------------------------------------------------------
Shares sold ..................................        2,311,776        $ 22,889,797         736,173        $ 7,369,970
Shares issued in reinvestment of distributions           73,906             729,087          67,712            678,453
Shares redeemed ..............................         (444,661)         (4,388,437)       (265,706)        (2,659,426)
                                                      ----------------------------------------------------------------
Net increase .................................        1,941,021        $ 19,230,447         538,179        $ 5,388,997
                                                      ================================================================



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (continued)




3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:


      ANNUALIZED
       FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------

         .400%    First $250 million
         .380%    Over $250 million, up to and including $500 million
         .360%    In excess of $500 million


Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees and assume payment of other expenses, as noted in the Statement of Operations.

Distributors received net commissions from sales of Fund shares for the year of $15,961.

At September 30, 1999, Franklin Resources owned 20.71% of the Fund.


4. INCOME TAXES

At September 30, 1999, the Fund had tax basis capital losses of $144,687 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:

         2002                                $ 90,251
         2004                                  54,436
                                             --------
                                             $144,687
                                             ========


At September 30, 1999, the Fund has deferred capital losses occurring subsequent to October 31, 1998 of $20,112. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

At September 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $34,955,631 was as follows:


        Unrealized appreciation              $134,498
        Unrealized depreciation              (605,834)
                                            ---------
        Net unrealized depreciation         $(471,336)
                                            =========



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (continued)


4. INCOME TAXES (cont.)

Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatment of mortgage dollar roll transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 1999 aggregated $30,917,202 and $8,499,494, respectively.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Mortgage Portfolio (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
November 1, 1999